The following information revises and supersedes, as applicable, the information contained in the Prospectuses of the Funds listed below.


	Supplement dated June 15, 2001 to Prospectuses of the Funds indicated below:


	The initial sales charge waiver on Class L and O shares available to shareholders who held Class C shares of a Smith Barney fund on June 12, 1998 has been extended to June 22, 2002.


CITIFUNDS INTERNATIONAL TRUST
	SMITH BARNEY INTERNATIONAL LARGE CAP FUND		May 1, 2001
SMITH BARNEY TRUST II
	SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2001
	SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND February 28, 2001
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.		December 29, 2000
SMITH BARNEY APPRECIATION FUND INC.		April 30, 2001
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.		September 28, 2000
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2000
SMITH BARNEY ALLOCATION SERIES INC.			May 31, 2001
	BALANCED PORTFOLIO
	CONSERVATIVE PORTFOLIO
	GLOBAL PORTFOLIO
	GROWTH PORTFOLIO
	HIGH GROWTH PORTFOLIO
	INCOME PORTFOLIO

SMITH BARNEY EQUITY FUNDS				May 31, 2001
SMITH BARNEY SOCIAL AWARENESS FUND
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.		January 28,2001
SMITH BARNEY FUNDS, INC.				April 30, 2001
	LARGE CAP VALUE FUND
	U.S. GOVERNMENT SECURITIES FUND


SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND				November 28, 2000
SMITH BARNEY CONVERTIBLE FUND				November 28, 2000
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2000
SMITH BARNEY HIGH INCOME FUND				November 28, 2000
SMITH BARNEY MUNICIPAL HIGH INCOME FUND		November 28, 2000
SMITH BARNEY PREMIUM TOTAL RETURN FUND		April 30, 2001
SMITH BARNEY TOTAL RETURN BOND FUND			November 28, 2000

SMITH BARNEY INVESTMENT FUNDS INC.
	SMITH BARNEY GOVERNMENT SECURITIES FUND	April 30, 2001
	SMITH BARNEY GROUP SPECTRUM FUND		September 14, 2000
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2000
	SMITH BARNEY INVESTMENT GRADE BOND FUND	April 30, 2001
SMITH BARNEY PEACHTREE GROWTH FUND			April 30, 2001
	SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND August 28,2000 SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND August 28,2000
	SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND	    August 28, 2000
	SMITH BARNEY SMALL CAP VALUE FUND 		January 29, 2001
SMITH BARNEY SMALL CAP GROWTH FUND			January 29, 2001

SMITH BARNEY INVESTMENT SERIES
SMITH BARNEY GROWTH AND INCOME FUND			February 28, 2001
SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND	February 28, 2001
SMITH BARNEY LARGE CAP CORE FUND			February 28, 2001

SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA
MUNICIPALS FUND						March 30, 2001
	SMITH BARNEY INTERMEDIATE MATURITY NEW YORK
MUNICIPALS FUND						March 30, 2001
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 30, 2001
SMITH BARNEY MID CAP CORE FUND			March 30, 2001

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 2000



SMITH BARNEY MANAGED MUNICIPALS FUND INC.		June 28, 2000, as
								amended
								August 21,
								2000
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 30, 2001

SMITH BARNEY MUNI FUNDS
FLORIDA PORTFOLIO						July 28, 2000
GEORGIA PORTFOLIO						July 28, 2000
LIMITED TERM PORTFOLIO					July 28, 2000
NATIONAL PORTFOLIO					July 28, 2000
NEW YORK PORTFOLIO					July 28, 2000
PENNSYLVANIA PORTFOLIO
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 28, 2000
SMITH BARNEY OREGON MUNICIPALS FUND			August 28, 2000
SMITH BARNEY SECTOR SERIES FUND INC.		February 28, 2001
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY GLOBAL BIOTECHNOLOGY FUND
SMITH BARNEY GLOBAL MEDIA AND
TELECOMMUNICATIONS FUND
SMITH BARNEY GLOBAL TECHNOLOGY FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND
SMITH BARNEY SMALL CAP CORE FUND, INC.		April 30, 2001
SMITH BARNEY WORLD FUNDS, INC.			February 28, 2001
	EUROPEAN PORTFOLIO
	GLOBAL GOVERNMENT BOND PORTFOLIO
	INTERNATIONAL ALL CAP GROWTH PORTFOLIO
_________________

FD 02333